Goodwill And Other Intangibles (Note)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangibles
NOTE 9 GOODWILL AND OTHER INTANGIBLES

GOODWILL

The following tables present changes in the goodwill balances as allocated to each business segment for the years ended December 31, 2016 and 2015:

In millions	Industrial Packaging		Global Cellulose Fibers		Printing Papers		Consumer Packaging	Total
Balance as of January 1, 2016
Goodwill	$3,325		$—		$2,124		$1,664	$7,113
Accumulated impairment losses (a)	(237)		—		(1,877)		(1,664)	(3,778)
	3,088		—		247		—	3,335
Reclassifications and other (b)	(4)		—		33		—	29
Additions/reductions	(5)	(c)	19	(d)	(14)	(e)	—	—
Impairment loss	—		—		—		—	—
Balance as of December 31, 2016
Goodwill	3,316		19		2,143		1,664	7,142
Accumulated impairment losses (a)	(237)		—		(1,877)		(1,664)	(3,778)
Total	$3,079		$19		$266		$—	$3,364

(a)	Represents accumulated goodwill impairment charges since the adoption of ASC 350, “Intangibles – Goodwill and Other” in 2002.

(b)	Represents the effects of foreign currency translations and reclassifications.

(c)	Reflects a reduction from tax benefits generated by the deduction of goodwill amortization for tax purposes in the U.S.

(d)	Reflects the acquisition of the newly acquired pulp business.

(e)	Reflects a reduction from tax benefits generated by the deduction of goodwill amortization for tax purposes in Brazil.

In millions	Industrial Packaging		Global Cellulose Fibers	Printing Papers		Consumer Packaging		Total
Balance as of January 1, 2015
Goodwill	$3,396		$—	$2,234		$1,784		$7,414
Accumulated impairment losses (a)	(100)		—	(1,877)		(1,664)		(3,641)
	3,296		—	357		120		3,773
Reclassifications and other (b)	(70)		—	(95)		(3)		(168)
Additions/reductions	(1)		—	(15)	(c)	(117)	(d)	(133)
Impairment loss	(137)	(e)	—	—		—		(137)
Balance as of December 31, 2015
Goodwill	3,325		—	2,124		1,664		7,113
Accumulated impairment losses (a)	(237)		—	(1,877)		(1,664)		(3,778)
Total	$3,088		$—	$247		$—		$3,335

(a)	Represents accumulated goodwill impairment charges since the adoption of ASC 350, “Intangibles – Goodwill and Other” in 2002.

(b)	Represents the effects of foreign currency translations and reclassifications.

(c)	Reflects a reduction from tax benefits generated by the deduction of goodwill amortization for tax purposes in Brazil.

(d)	Reduction due to the sale and de-consolidation of Shandong Sun joint venture in Asia.

(e)	Reflects a charge for goodwill impairment related to our Brazil Industrial Packaging business.

In the fourth quarter of 2015, in conjunction with the annual testing of its reporting units for possible goodwill impairments, the Company calculated the estimated fair value of its Brazil Packaging business and determined that all of the goodwill in the business, totaling $137 million, should be written off. The decline in the fair value of the Brazil Packaging business and resulting impairment charge was due to the negative impacts on the cash flows of the business caused by the continued decline of the overall Brazilian economy.

OTHER INTANGIBLES

Identifiable intangible assets comprised the following:

	2016		2015
In millions at December 31	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships and lists	$605	$211	$495	$166
Non-compete agreements	69	64	69	56
Tradenames, patents and trademarks, and developed technology	173	56	61	54
Land and water rights	10	2	33	6
Software	21	20	22	20
Other	48	26	46	29
Total	$926	$379	$726	$331

The Company recognized the following amounts as amortization expense related to intangible assets:

In millions	2016	2015	2014
Amortization expense related to intangible assets	$54	$60	$73

Based on current intangibles subject to amortization, estimated amortization expense for each of the succeeding years is as follows: 2017 – $60 million, 2018 – $53 million, 2019 – $51 million, 2020 – $51 million, 2021 – $51 million, and cumulatively thereafter – $275 million.